OTHER CURRENT LIABILITIES - Disclosure of detailed information about other current liabilities (Details) - CAD ($) $ in Thousands		Dec. 31, 2025	Dec. 31, 2024
Other Current Liabilities [Abstract]
Accrued expenses	[1]	$ 2,621	$ 2,632
Employees and payroll accruals		423	493
Government authorities		2,588	1,237
Advances from customers		209	492
Liability for restructuring		117	117
Other payables	[2]	115	30
Other current liabilities		$ 6,073	$ 5,001

[1]	Including outstanding amount related to management fee to be paid to entity controlled by main shareholders of the Company in total amount of $698 and $427 as of December 31, 2025 and 2024, respectively. See also Note 22A below. Considering the relatively limited scale of the outstanding amounts, the total benefit the company received from the main shareholder is immaterial amount and therefore was not accounted for as transaction with main shareholders.
[2]	Including subleasing income received in advance from an entity controlled by main shareholders in total amount of $35 and $30 as of December 31, 2025 and 2024, respectively. See also Note 22A below.